SUPPLEMENT TO THE

FIDELITY®ARIZONA MUNICIPAL MONEY MARKET FUND
AND
SPARTAN ARIZONA MUNICIPAL INCOME FUND

October 31, 2001

STATEMENT OF ADDITIONAL INFORMATION

Effective January 1, 2002, the "Money Market Insurance" paragraph on page 7 is no longer applicable.

The following information supplements information found in the "Investment Policies and Limitations" section beginning on page 2.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the fund's exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

AZI/SPZB-02-01 July 2, 2002
1.713596.111

The following information replaces the similar information found in the "Performance" section on page 26.

As of August 31, 2001, an estimated 3.33% of Arizona Municipal Money Market's income was subject to state income taxes. Note that Arizona Municipal Money Market may invest in securities whose income is subject to the federal alternative minimum tax.

The following information replaces the similar information found in the "Distributions and Taxes" section on page 30.

As of August 31, 2001, Arizona Municipal Money Market had an aggregate capital loss carryforward of approximately $39,000. This loss carryforward, of which $34,000 and $5,000 will expire on August 31, 2008 and 2009, respectively, is available to offset future capital gains.

Effective January 1, 2002, Robert C. Pozen retired from the Advisory Board of the trust. The following information has been removed from the "Trustee and Officers" section beginning on page 30.

ROBERT C. POZEN (55), Member of the Advisory Board (2001), is Vice Chairman of Fidelity Investments (2000). Previously, Mr. Pozen served as a Trustee and Senior Vice President of the Fidelity funds (1997-2001). In addition, he also served as President and a Director of FMR (1997-2001), Fidelity Management & Research (U.K.) Inc. (1997-2001), Fidelity Management & Research (Far East) Inc. (1997-2001), Fidelity Investments Money Management, Inc. (1998-2001), and FMR Co., Inc. (2000-2001); a Director of Strategic Advisers, Inc. (1999-2001); and General Counsel, Managing Director, and Senior Vice President of FMR Corp.

Effective March 1, 2002, Robert A. Dwight no longer serves as Treasurer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. The following information has been removed from the "Trustee and Officers" section beginning on page 30.

ROBERT A. DWIGHT (43) is Treasurer of Arizona Municipal Money Market (2000) and Spartan Arizona Municipal Income (2000). Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and Vice President of FMR Co., Inc. (2001) and FMR (2000). Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

The following information replaces the similar information found in the "Trustee and Officers" section beginning on page 30.

DWIGHT D. CHURCHILL (47) is Vice President of Arizona Municipal Money Market (2000) and Spartan Arizona Municipal Income (1997). He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000), and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

STANLEY N. GRIFFITH (54) is Assistant Vice President of Arizona Municipal Money Market and Spartan Arizona Municipal Income (1998). Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

Effective March 18, 2002, Maria F. Dwyer has been appointed Treasurer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. The following information replaces the similar information found in the "Trustee and Officers" section beginning on page 30.

MARIA DWYER (43) is Treasurer of Arizona Municipal Money Market (2002) and Spartan Arizona Municipal Income (2002). She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

SUPPLEMENT TO THE

SPARTAN® MARYLAND MUNICIPAL INCOME FUND

October 31, 2001

STATEMENT OF ADDITIONAL INFORMATION

The following information supplements similar information found in the "Investment Policies and Limitations" section on page 9.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the fund's exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

SMDB-02-01 July 2, 2002
1.468179.106

Effective January 1, 2002, Mr. Pozen retired from the Advisory Board of the trust. The following information has been removed from the "Trustees and Officers" section on page 29.

ROBERT C. POZEN (55), Member of the Advisory Board (2001), is Vice Chairman of Fidelity Investments (2000). Previously, Mr. Pozen served as a Trustee and Senior Vice President of the Fidelity funds (1997-2001). In addition, he also served as President and a Director of FMR (1997-2001), Fidelity Management & Research (U.K.) Inc. (1997-2001), Fidelity Management & Research (Far East) Inc. (1997-2001), Fidelity Investments Money Management, Inc. (1998-2001), and FMR Co., Inc. (2000-2001); a Director of Strategic Advisers, Inc. (1999-2001); and General Counsel, Managing Director, and Senior Vice President of FMR Corp.

Effective June 1, 2002, Mr. Fischer no longer serves as Vice President of Spartan Maryland Municipal Income. The following information has been removed from the "Trustees and Officers" section on page 30.

GEORGE A. FISCHER (40) is Vice President of Spartan Maryland Municipal Income (1998) and other funds advised by FMR. Prior to his current responsibilities, Mr. Fischer managed a variety of Fidelity funds.

Effective March 1, 2002, Mr. Dwight no longer serves as Treasurer of Spartan Maryland Municipal Income. The following information has been removed from the "Trustees and Officers" section on page 30.

ROBERT A. DWIGHT (43) is Treasurer of Spartan Maryland Municipal Income (2000). Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and Vice President of FMR Co., Inc. (2001) and FMR (2000). Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

Effective March 18, 2002, Ms. Dwyer serves as Treasurer of Spartan Maryland Municipal Income. The following information replaces similar information in the "Trustees and Officers" section on page 30.

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Spartan Maryland Municipal Income. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.